INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about intangible assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning Period	S/ 1,666,265	S/ 1,464,372
End Period	1,818,398	1,666,265	S/ 1,464,372
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	3,804,989	3,406,333	3,090,365
Additions	535,241	371,957	419,789
Acquisition of business, Note 2(a)	0	126,128
Transfers	0	0	0
Disposals and others	(46,366)	(99,429)	(103,821)
End Period	4,293,864	3,804,989	3,406,333
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	2,138,724	1,941,961	1,747,475
Acquisition of business, Note 2(a)	0	3,104
Amortization of the year	355,818	308,966	258,984
Disposals and others	(19,076)	(115,307)	(64,498)
End Period	2,475,466	2,138,724	1,941,961
Client Relationships [member]
Disclosure of detailed information about intangible assets [line items]
End Period	110,553
Client Relationships [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	378,896
Additions	0
Transfers	0
Disposals and others	5,625
End Period	384,521	378,896
Client Relationships [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	243,951
Amortization of the year	27,699
Disposals and others	2,318
End Period	273,968	243,951
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	132,604
End Period	125,385	132,604
Brand names [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	193,247
Additions	0
Transfers	0
Disposals and others	(21,383)
End Period	171,864	193,247
Brand names [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	60,643
Amortization of the year	7,062
Disposals and others	(21,226)
End Period	46,479	60,643
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	81,702
End Period	84,331	81,702
Fund manager contract [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	94,143
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	9,557
End Period	103,700	94,143
Fund manager contract [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	12,441
Acquisition of business, Note 2(a)	0
Amortization of the year	4,502
Disposals and others	2,426
End Period	19,369	12,441
Relationships with holders [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	0
Relationships with holders [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	21,100
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	0
End Period	21,100	21,100
Relationships with holders [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	20,219
Acquisition of business, Note 2(a)	0
Amortization of the year	881
Disposals and others	0
End Period	21,100	20,219
Software and developments [member]
Disclosure of detailed information about intangible assets [line items]
End Period	931,304
Software and developments [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	2,702,983
Additions	91,652
Acquisition of business, Note 2(a)	0
Transfers	230,477
Disposals and others	(11,013)
End Period	3,014,099	2,702,983
Software and developments [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,774,183
Acquisition of business, Note 2(a)	0
Amortization of the year	312,163
Disposals and others	(3,551)
End Period	2,082,795	1,774,183
Intangible in progress [member]
Disclosure of detailed information about intangible assets [line items]
End Period	550,639
Intangible in progress [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	364,925
Additions	443,557
Acquisition of business, Note 2(a)	0
Transfers	(230,477)
Disposals and others	(27,366)
End Period	550,639	364,925
Intangible in progress [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		0
Acquisition of business, Note 2(a)	0
Amortization of the year	0
Disposals and others	0
End Period	0		0
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	16,186
Other Intangible Assets [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	49,695
Additions	32
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	(1,786)
End Period	47,941	49,695
Other Intangible Assets [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period		S/ 27,287
Acquisition of business, Note 2(a)	0
Amortization of the year	3,511
Disposals and others	957
End Period	S/ 31,755		S/ 27,287